Related party transactions and Directors' remuneration - Disclosure of amounts included in the Group's financial statements by category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Operating Income	£ 19,037	£ 18,268	£ 18,194
Operating expenses	(12,673)	(12,463)	(12,398)
Total assets	1,218,524	1,185,166	1,203,500
Total liabilities	1,159,304	1,124,662	1,144,600
Parent
Disclosure of transactions between related parties [line items]
Operating Income	(1,994)	(1,712)	(751)
Operating expenses	(92)	(89)	(69)
Total assets	1,338	1,338
Total liabilities	44,678	37,862
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Operating Income	172	164	199
Operating expenses	(4,361)	(4,157)	(3,459)
Total assets	6,753	7,710
Total liabilities	8,588	7,483
Pension funds
Disclosure of transactions between related parties [line items]
Operating Income	(1)	1	3
Operating expenses	0	(1)	(1)
Total assets	0	0
Total liabilities	176	144
Other related parties
Disclosure of transactions between related parties [line items]
Operating Income	54	52	(2)
Operating expenses	0	0	£ 0
Total assets	1,104	1,254
Total liabilities	£ 64	£ 154